Recent Accounting Pronouncements - Additional Information (Details) $ in Millions	Jan. 01, 2022 USD ($)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property and equipment, net
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other non-current liabilities
ASU No. 2016-02 | Subsequent Event
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Right-of-use asset	$ 1.6
Lease liabilities	$ 1.6